Capital Risk	12 Months Ended
Dec. 31, 2025
Disclosure Of Capital Risk Exposure [Abstract]
Capital Risk	Capital risk

Overview
Capital risk is the risk that we do not have an adequate amount or quality of capital to meet our internal business objectives, regulatory requirements and market expectations.
In this section, we set out how we are regulated. We explain how we manage capital on a standalone basis as a subsidiary in the Banco Santander group. We then analyse our capital resources and key capital ratios including our RWAs.
Key metrics CET1 capital ratio of 15.8% (2024: 14.9%) Total qualifying regulatory capital of £14.3bn (2024: £13.7bn)
Regulatory supervision
For capital purposes, we are subject to prudential supervision by the PRA, as a UK banking group, and by the European Central Bank (ECB) as part of the
Banco Santander group. The ECB supervises Banco Santander as part of the Single Supervisory Mechanism (SSM). Although we are part of the Banco
Santander group, we do not have a guarantee from Banco Santander SA and we operate as a standalone subsidiary. As we are part of the UK sub-group regulated by the PRA, we have to meet the PRA capital requirements on a standalone basis. We also have to show the PRA that we can withstand capital stresses without the support of our ultimate parent, Banco Santander SA. Reinforcing our corporate governance framework, the PRA exercises oversight through its rules and regulations on the Board and senior management appointments.
Santander UK Group Holdings plc is the holding company of Santander UK plc and is the head of the Santander UK group for regulatory capital and leverage purposes. Santander UK plc is the head of the ring-fenced bank sub-group and is subject to regulatory capital and leverage rules in relation to that sub-group.
Our basis of consolidation for our capital disclosures is substantially the same as for our Consolidated Financial Statements.
CAPITAL RISK MANAGEMENT
Risk appetite
The Board is responsible for capital management strategy and policy and ensuring that we monitor and control our capital within regulatory and internal limits.
We manage our funding and maintain capital adequacy on a standalone basis. We operate within the capital risk framework and appetite approved by our Board.
This reflects the environment we operate in, our strategy for each material risk and the potential impact of adverse scenarios or stresses on our capital.
Management of capital requirements (audited)
Our capital risk appetite aims to maintain capital levels appropriate to the level of stress applied, and the expected regulatory response. In:
–An adverse economic stress, which we expect once in 20 years, we should remain profitable and exceed all regulatory capital minimums at all times.
–A very severe economic stress, which we expect once in 100 years, designed to test any specific weaknesses of our business model, we should meet all regulatory capital minimums at all times. This is subject to using regulatory buffers designed to absorb losses in such a stress.
Risk measurement
We apply Banco Santander’s approach to capital measurement and risk management for CRD IV. Santander UK plc is classified as a large subsidiary of Banco
Santander SA. For more on the CRD IV risk measurement of our exposures, see Banco Santander’s Pillar 3 report.
Management of capital resources (audited)
We use a mix of regulatory and EC ratios and limits, internal buffers and restrictions to manage our capital resources. We also take account of the costs of differing capital instruments and capital management techniques. We also use these to shape the best structure for our capital needs. We decide how to allocate our capital resources as part of our strategic planning process. We base this in part on the relative returns on capital using both EC and regulatory capital measures. We plan for severe stresses and we set out what action we would take if an extremely severe stress threatened our viability and solvency. This could include not paying dividends, selling assets, reducing our business and issuing more capital.
Key metrics
The main metrics we use to measure capital risk are CET1 capital ratio, total capital ratio and UK leverage ratio. We continue to be in excess of overall capital requirements, minimum leverage requirements and minimum requirements for own funds and eligible liabilities (Internal MREL).
Stress testing
Each year we create a capital plan, as part of our ICAAP. We share our ICAAP with the PRA. The PRA then tells us how much capital (Pillar 2), and of what quality, it thinks we should hold on top of our Pillar 1 requirements and buffer levels. We also develop a series of economic scenarios to stress test our capital needs and confirm that we have enough regulatory capital to meet our projected and stressed capital needs and to meet our obligations as they fall due.
Our CISA was developed to understand the impact of climate change on our business. We invested in a strategic solution which delivers the capability to run long-
term horizon multi-scenario assessments which reflect a range of climate outcomes. These outcomes cover shorter and longer-term horizons and reflect physical and transition risks. The CISA outputs are used in our ICAAP exercises for climate risk and help us prioritise our actions for the next five years.
We augment our regulatory minimum capital with internal buffers. We hold buffers to ensure we have enough time to act against unexpected changes.
Risk mitigation
We designed our capital risk framework, policies and procedures to ensure that we operate within our Risk Appetite. We manage capital transferability between our subsidiaries in line with our business strategy, risk and capital management policies, and UK laws and regulations. There are no legal restrictions on us moving capital resources promptly, or repaying liabilities, between the Company and its subsidiaries except for loans and distributions between Santander UK entities in the ring-fenced bank sub-group and Santander UK entities that are not members of the ring-fenced bank sub-group, where the PRA is required to assess the impact of proposed distribution prior to payment. For details on our Recovery framework in the event of a capital stress, see 'risk mitigation' in the
‘Liquidity risk’ section.
Capital support arrangements
At 31 December 2025, Santander UK plc, Cater Allen Limited, Santander ISA Managers Limited and certain other non-regulated subsidiaries of Santander UK plc were party to a capital support deed dated 3 December 2024 which was effective from 3 December 2024 (the RFB Sub-Group Capital Support Deed). These
parties were permitted by the PRA to form a core UK group as defined in the PRA Rulebook, a permission which expires on 3 December 2027. Exposures of each of the regulated entities to other members of the core UK group are exempt from large exposure limits that would otherwise apply and these exposures are risk-
weighted at 0%. Where applicable this permission also provides for intra-group exposures to be excluded from the leverage exposure measure. The purpose of the RFB Sub-Group Capital Support Deed is to facilitate the prompt transfer of available capital resources from, or repayment of liabilities by, the non-regulated entities to any of the regulated entities in the event that one of the regulated entities breached or was at risk of breaching its capital resources or risk concentrations requirements.
Risk monitoring and reporting
We monitor and report regularly against our capital plan. We do this to identify any change in our business performance that might affect our capital. Each quarter, we also review the economic assumptions we use to create and stress test our capital plan. We do this to identify any potential reduction in our capital headroom.
CAPITAL RISK REVIEWMeeting evolving capital requirements
We target a CET1 management buffer of sufficient size to absorb volatility in CET1 deductions, capital supply and capital demand whilst remaining above the current and expected future regulatory CET1 requirement. Distribution restrictions would be expected to be applied if we were unable to meet both our minimum requirement, which consists of the Pillar 1 minimum plus Pillar 2A, the CRD IV buffers consisting of the Capital Conservation Buffer (CCB), the Countercyclical
Capital Buffer (CCyB), and the Other Systemically Important Institutions Buffer (O-SII).
Impact of IFRS 9 on regulatory capital
Our ECL methodology takes account of forward-looking data and covers a range of possible economic outcomes, and so provision movements may result in increased pro-cyclicality of risk-based capital and leverage ratios. However, the impact is currently mitigated by our surplus of IRB model regulatory expected losses over provisions for exposures using the IRB approach. For such exposures (which include residential mortgages) the adverse impact on CET1 capital of provision increases from reserve movements is offset by the related reduction of the negative CET1 capital adjustment for regulatory expected loss amounts.
We reflect projections of ECL provisions in our capital position forecasting under base case and stress scenarios for ICAAP and capital management purposes.
We also consider the dynamics of ECL in how we assess and manage capital risk. A period of economic instability, such as that seen in early 2020 due to the impacts of the Covid-19 pandemic, could significantly impact our results and our financial assets. It could also impact the amount of capital we have to hold. We consider the volatility of ECL in our capital planning strategy.
Key capital ratios

	2025	2024
	%	%
CET1 capital ratio	15.8	14.9
AT1	2.8	2.8
Tier 2	2.7	3.3
Total capital ratio	21.3	21.0

Total subordination available to Santander UK plc senior unsecured bondholders as a % of RWAs	21.3	21.0
Return on assets - profit after tax divided by average total assets	0.40	0.36
Regulatory capital resources (audited)
This table shows our qualifying regulatory capital:

	2025	2024
	£m	£m
CET1 capital	10,601	9,791
AT1 capital	1,860	1,860
Tier 1 capital	12,461	11,651
Tier 2 capital	1,854	2,093
Total capital[1]	14,315	13,744
1        Capital resources include a transitional IFRS 9 benefit at 31 December 2025 of £nil (2024: £12.2m).
Risk-weighted assetsTotal RWAs at 31 December 2025 were £67.2bn (2024: £65.5bn) which are consistent with our regulatory filings.